RELATED PARTY TRANSACTIONS - General administrative and professional fee (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 659,058	$ 528,185
Series Twenty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	42,988
Series Twenty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	0
Series Twenty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	42,468
Series Twenty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	44,169
Series Twenty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	53,742	14,919
Series Twenty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	0
Series Twenty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	19,282	17,943
Series Twenty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	75,863	14,803
Series Twenty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	56,652	16,809
Series Twenty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	19,154	17,283
Series Thirty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	45,315
Series Thirty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	54,225	17,195
Series Thirty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	19,051	17,450
Series Thirty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,131	14,506
Series Thirty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,491	15,841
Series Thirty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	52,856	15,349
Series Thirty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	51,100	13,794
Series Thirty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	44,288
Series Thirty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	53,075	14,405
Series Thirty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	0
Series Forty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	58,885	15,411
Series Forty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	18,140	16,545
Series Forty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,263	15,841
Series Forty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	18,989	17,882
Series Forty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,847	15,396
Series Forty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	21,460	20,519
Series Forty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 18,852	$ 17,066